Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net Consisted of Customer Contacts Acquired	As of June 30, 2024 and 2023, intangible assets, net consisted of the following:
	As of June 30, 2024
	Gross carrying value	Accumulated amortization	Net carrying value
Customer relationship	1,490,555	(442,862)	1,047,693
Client lists	162,338	(40,584)	121,754
License	885,478	(22,137)	863,341
Collaboration agreement	95,927	(11,991)	83,936
Software	216,873	(96,856)	120,017
Others	22,522	(4,891)	17,631
Total	2,873,693	(619,321)	2,254,372
	As of June 30, 2023
	Gross carrying value	Accumulated amortization	Net carrying value
Customer relationship	924,351	(346,632)	577,719
Software	222,982	(74,526)	148,456
Total	1,147,333	(421,158)	726,175

Schedule of Estimated Future Amortization Expense	The amortization expenses were $196,859, $179,078 and $202,412 for the years ended June 30, 2024, 2023 and 2022, respectively. Estimated future amortization expenses are as follows:
Year ending June 30,	Amortization expense
2025	329,929
2026	282,490
2027	236,059
2028	220,406
2029	208,415